COMMON STOCK (Details 4) - $ / shares		9 Months Ended	12 Months Ended
		Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Equity [Abstract]
Balance, at beginning		22,733,685	28,260,666	1,064,140
Granted:
Warrants: November financing				19,245,813
Warrants: March financing				2,914,000
Agents' warrants: November financing				205,304
Agents' warrants: November financing				205,304
Agents' warrants: March financing				182,910
Agents' advisory warrants	[1]			750,000
Agents' sponsorship warrants	[2]			250,000
ThyssenKrupp offtake agreement	[3]			8,569,000
Lind Warrants			3,125,000
January Private Placement			9,074,835
Broker warrants: December Private Placement			75,450
Advisory Warrants	[1]		750,000
Sponsorship warrants	[2]		250,000
Exercised		(3,447,137)	(12,549,309)	(5,125,805)
Expired		(7,011,263)	(7,068,500)
Balance, at end		20,609,086	22,733,685	28,260,666
Balance at beginning		$ 0.75	$ 0.73	$ 0.25
Granted:
Warrants: November financing				0.65
Warrants: March financing				1.00
Agents' warrants: November financing				0.55
Agents' warrants: November financing				0.65
Agents' warrants: March financing				0.85
Agents' advisory warrants	[1]			0.55
Agents' sponsorship warrants	[2]			0.60
ThyssenKrupp offtake agreement	[3]			0.67
Lind Warrants			0.72
January Private Placement			0.75
Broker warrants: December Private Placement			0.75
Advisory Warrants	[1]		0.65
Sponsorship warrants	[2]		0.65
Exercised			0.65	0.35
Expired			0.67
Balance at end			$ 0.75	$ 0.73

[1]	Pursuant to a financial services advisory agreement with Mackie Research Capital Corporation ("MRCC") the Company issued 500,000 advisory warrants on December 4, 2014 and 250,000 advisory warrants on January 14, 2015. Each advisory warrant entitled MRCC to purchase a unit of the Company at a price of C$0.55 each, on or before December 4, 2016. Each such unit consisted of one Common Share and one warrant exercisable at a price of C$0.65 per share until December 4, 2016. These units were exercised during the year ended June 30, 2016, resulting in the granting of these additional 750,000 warrants.
[2]	Pursuant to a sponsorship agreement between MRCC and the Company in connection with the Company's graduation to the Toronto Stock Exchange, the Company issued 250,000 sponsorship warrants on January 14, 2015, entitling MRCC to purchase units of the Company at C$0.60 per unit until January 14, 2017. Each such unit consisted of one Common Share and one warrant exercisable at C$0.65 per share until January 14, 2017. These units were exercised during the year ended June 30, 2016, resulting in the granting of these additional 250,000 warrants.
[3]	The Company entered into an offtake agreement with ThyssenKrupp Metallurgical Products GmbH ("ThyssenKrupp") whereby ThyssenKrupp will purchase 50% of future ferroniobium production up to 3,750 metric tons from the Elk Creek property for an initial term of ten years from commencement of commercial production which may be extended by mutual agreement of the parties. The Agreement presupposes the Company obtaining project financing, obtaining all necessary approvals and constructing a mine at Elk Creek. Pursuant to the agreement, the Company granted ThyssenKrupp a non-transferable warrant to acquire 8,569,000 common shares of the Company at an exercise price of C$0.67 per common share, which expired on December 12, 2015.